Investments in RMBS (Details) $ in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2020 USD ($) Security	Dec. 31, 2019 USD ($) Security
Residential Mortgage-Backed Securities [Abstract]
Carrying value		$ 1,598,999	$ 2,508,360
Carrying value of collateral for repurchase agreements		1,555,384	2,419,539
RMBS [Member]
Residential Mortgage-Backed Securities [Abstract]
Original face value		1,765,870	2,880,949
Book value		1,565,098	2,466,828
Gross unrealized gains		48,094	42,468
Gross unrealized losses		(14,193)	(936)
Carrying value	[1]	$ 1,598,999	$ 2,508,360
Number of securities | Security		194	327
Weighted average coupon		3.66%	3.85%
Weighted average yield	[2]	3.53%	3.72%
Weighted average maturity	[3]	27 years	26 years
Carrying value of collateral for repurchase agreements		$ 1,555,400	$ 2,419,500
RMBS [Member] | Fannie Mae [Member]
Residential Mortgage-Backed Securities [Abstract]
Original face value		1,137,922	1,878,229
Book value		994,835	1,596,288
Gross unrealized gains		32,036	23,636
Gross unrealized losses		0	(691)
Carrying value	[1]	$ 1,026,871	$ 1,619,233
Number of securities | Security		117	198
Weighted average rating		The Company used an implied AAA rating for the Agency RMBS. CMOs issued by Fannie Mae or Freddie Mac consist of loss share securities, approximately 75% of which, by unpaid principal balance (“UPB”), are unrated or rated below investment grade at March 31, 2020 by at least one NRSRO. Private label securities are rated investment grade or better by at least one NRSRO as of March 31, 2020.	The Company used an implied AAA rating for the Agency RMBS. CMOs issued by Fannie Mae or Freddie Mac consist of loss share securities, approximately 75% of which, by unpaid principal balance (“UPB”), are unrated or rated below investment grade at March 31, 2020 by at least one NRSRO. Private label securities are rated investment grade or better by at least one NRSRO as of March 31, 2020.
Weighted average coupon		3.68%	3.80%
Weighted average yield	[2]	3.54%	3.65%
Weighted average maturity	[3]	27 years	27 years
RMBS [Member] | Freddie Mac [Member]
Residential Mortgage-Backed Securities [Abstract]
Original face value		$ 555,048	$ 824,991
Book value		514,297	715,892
Gross unrealized gains		16,050	12,204
Gross unrealized losses		0	(245)
Carrying value	[1]	$ 530,347	$ 727,851
Number of securities | Security		53	88
Weighted average rating		The Company used an implied AAA rating for the Agency RMBS. CMOs issued by Fannie Mae or Freddie Mac consist of loss share securities, approximately 75% of which, by unpaid principal balance (“UPB”), are unrated or rated below investment grade at March 31, 2020 by at least one NRSRO. Private label securities are rated investment grade or better by at least one NRSRO as of March 31, 2020.	The Company used an implied AAA rating for the Agency RMBS. CMOs issued by Fannie Mae or Freddie Mac consist of loss share securities, approximately 75% of which, by unpaid principal balance (“UPB”), are unrated or rated below investment grade at March 31, 2020 by at least one NRSRO. Private label securities are rated investment grade or better by at least one NRSRO as of March 31, 2020.
Weighted average coupon		3.51%	3.72%
Weighted average yield	[2]	3.39%	3.59%
Weighted average maturity	[3]	28 years	28 years
RMBS [Member] | CMOs [Member]
Residential Mortgage-Backed Securities [Abstract]
Original face value		$ 45,400	$ 127,229
Book value		40,835	123,053
Gross unrealized gains		0	6,030
Gross unrealized losses		(13,963)	0
Carrying value	[1]	$ 26,872	$ 129,083
Number of securities | Security		17	30
Weighted average rating		The Company used an implied AAA rating for the Agency RMBS. CMOs issued by Fannie Mae or Freddie Mac consist of loss share securities, approximately 75% of which, by unpaid principal balance (“UPB”), are unrated or rated below investment grade at March 31, 2020 by at least one NRSRO. Private label securities are rated investment grade or better by at least one NRSRO as of March 31, 2020.	The Company used an implied AAA rating for the Agency RMBS. CMOs issued by Fannie Mae or Freddie Mac consist of loss share securities, approximately 75% of which, by unpaid principal balance (“UPB”), are unrated or rated below investment grade at March 31, 2020 by at least one NRSRO. Private label securities are rated investment grade or better by at least one NRSRO as of March 31, 2020.
Weighted average coupon		4.89%	5.28%
Weighted average yield	[2]	4.87%	5.26%
Weighted average maturity	[3]	14 years	11 years
RMBS [Member] | Private Label MBS [Member]
Residential Mortgage-Backed Securities [Abstract]
Original face value		$ 27,500	$ 50,500
Book value		15,131	31,595
Gross unrealized gains		8	598
Gross unrealized losses		(230)	0
Carrying value	[1]	$ 14,909	$ 32,193
Number of securities | Security		7	11
Weighted average rating		The Company used an implied AAA rating for the Agency RMBS. CMOs issued by Fannie Mae or Freddie Mac consist of loss share securities, approximately 75% of which, by unpaid principal balance (“UPB”), are unrated or rated below investment grade at March 31, 2020 by at least one NRSRO. Private label securities are rated investment grade or better by at least one NRSRO as of March 31, 2020.	The Company used an implied AAA rating for the Agency RMBS. CMOs issued by Fannie Mae or Freddie Mac consist of loss share securities, approximately 75% of which, by unpaid principal balance (“UPB”), are unrated or rated below investment grade at March 31, 2020 by at least one NRSRO. Private label securities are rated investment grade or better by at least one NRSRO as of March 31, 2020.
Weighted average coupon		4.10%	4.06%
Weighted average yield	[2]	4.11%	4.06%
Weighted average maturity	[3]	29 years	29 years

[1]	See Note 9 regarding the estimation of fair value, which approximates carrying value for all securities.
[2]	The weighted average yield is based on the most recent gross monthly interest income, which is then annualized and divided by the book value of settled securities.
[3]	The weighted average maturity is based on the timing of expected principal reduction on the assets.